Intangibles - Other Intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 185,210	$ 208,879
Customer relationships, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	177,235	198,412
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 7,975	$ 10,467